Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Payables and Accrued Liabilities [Abstract]
Salary payables	¥ 991,441	$ 138,496	¥ 989,520
Other payables and accrued expenses	628,277,542	87,765,421	562,145,062
Accrued interest payable	9,739,427	1,360,521	9,739,427
Total other payables and accrued liabilities	¥ 639,008,410	$ 89,264,438	¥ 572,874,009